Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
While we do not have a formal equity grant policy, equity awards granted as part of our annual compensation cycle are granted no earlier than the day immediately following the second trading day following our release of quarterly earnings results, which the compensation committee believes is a sufficient amount of time for the public markets to absorb our quarterly earnings results. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	While we do not have a formal equity grant policy, equity awards granted as part of our annual compensation cycle are granted no earlier than the day immediately following the second trading day following our release of quarterly earnings results, which the compensation committee believes is a sufficient amount of time for the public markets to absorb our quarterly earnings results.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false